DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 8:-DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2020 and 2019, the Company recognized net income (loss) related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the consolidated statement of income (loss) amounted to $(121) and $226 in the six months ended June 30, 2020 and 2019, respectively.

As of June 30, 2020 and 2019, the Company had outstanding forward contracts in the notional amount of $17,398 and $9,058, respectively. The fair value of derivative instruments in the condensed interim consolidated balance sheets amounted to $267 as of June 30, 2020. As of December 31, 2019 there were no outstanding forward contracts.